As filed with the Securities and Exchange Commission on July 7, 2005
                                     Investment Company Act file number 811-3955


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: April 30

Date of reporting period: April 30, 2005

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------

NEW YORK                                                        600 Fifth Avenue
DAILY TAX FREE                                                New York, NY 10020
INCOME FUND, INC.                                                  (212)830-5200


--------------------------------------------------------------------------------




Dear Shareholder:

We are pleased to present the annual report of New York Daily Tax Free Income Fund, Inc. (the "Fund") for the year ended April 30, 2005.

The Fund had net assets of $440,512,696 and 2,718 active shareholders as of April 30, 2005.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff




Steven W. Duff
President

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

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED APRIL 30, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



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


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================================================================================




----------------------------------------------------------------------------------------------------------------------

                                      Beginning Account Value  Ending Account Value  Expenses Paid During the  Period*
           Class A & Victory Shares          11/1/04                  4/30/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,005.00                     $4.28
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.53                     $4.31
  expenses)
----------------------------------------------------------------------------------------------------------------------

                                      Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
           Class B                           11/1/04                  4/30/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,006.00                     $3.28
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,021.52                     $3.31
  expenses)
----------------------------------------------------------------------------------------------------------------------

                                      Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
           Advantage Shares                  11/1/04                  4/30/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,004.30                     $4.92
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,019.89                     $4.96
  expenses)
----------------------------------------------------------------------------------------------------------------------






* Expenses are equal to the Fund's annualized expense ratios of 0.86%, 0.66%, and 0.99%, for the Class A and Victory shares, Class B, and Advantage Shares, respectively, multiplied by the average account value over the period (November 1, 2004 through April 30, 2005), multiplied by 181/365 (to reflect the most recent fiscal half-year).





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


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NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2005
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                      -----------
     Face                                                                      Maturity         Value                   Standard
    Amount                                                                       Date    Yield (Note 1)      Moody's    & Poor's
    ------                                                                       ----    -----  ------       -------    --------
Put Bond (b) (0.28%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,250,000  New York State Dormitory Authority RB
               (Columbia University) - Series A-2 (c)                          06/08/05  1.60%  $  1,250,000
-------------                                                                                   ------------
    1,250,000  Total Put Bond                                                                      1,250,000
-------------                                                                                   ------------
Tax Exempt Commercial Paper (3.72%)
------------------------------------------------------------------------------------------------------------------------------------
$   9,000,000  New York City, NY MTA Transportation Facilities BAN - Series 1998B
               LOC ABN AMRO Bank N.A.                                          06/15/05  2.35%  $  9,000,000    P1         A1+
    2,400,000  New York State Environmental Quality - Series 1997A
               LOC Bayerische Landesbank/ Landesbank Hessen                    05/17/05  1.95      2,400,000    P1         A1+
    5,000,000  New York State Dormitory Authority (Columbia Univesity)
               - Series C                                                      06/09/05  2.35      5,000,000               A1+
-------------                                                                                   ------------
   16,400,000  Total Tax Exempt Commercial Paper                                                  16,400,000
-------------                                                                                   ------------
Tax Exempt General Obligation Notes & Bonds (19.15%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,425,000  City School District of Albany, NY BAN (c)                      06/30/05  2.20%  $  3,428,041
    2,400,000  Cobleskill - Richmondville, NY CSD RAN - Series 2004 (c)        06/24/05  1.75      2,404,360
    3,350,000  Ellicottville, NY CSD BAN (c)                                   06/16/05  1.70      3,354,357
    4,045,000  Grand Island, NY BAN - Series 2004 (c)                          07/21/05  1.60      4,045,351
    8,940,000  Herricks Union School District, NY BAN (c)                      12/01/05  2.05      8,995,181
    7,611,500  Jamesville - Dewitt, NY CSD BAN - Series A                      09/08/05  1.67      7,646,948               A1
    3,670,000  Johnson City, NY BAN (c)                                        05/27/05  1.70      3,672,702
    5,585,000  Kinderhook, NY CSD BAN - Series 2004 (c)                        07/01/05  1.70      5,586,829
    7,670,000  New York &  New Jersey ABN AMRO Municipal TOPS
               Certificates Trust - Series 2002-33
               LOC Dexia CLF                                                   07/06/05  2.08      7,670,000  VMIG-1
    5,700,000  Penn Yan, NY CSD BAN (c)                                        06/21/05  1.70      5,708,219
    5,000,000  Pittsford, NY CSD BAN - Series 2004 (c)                         10/14/05  1.80      5,026,793
    1,000,000  Remsenburg - Speonk,
               NY Union Free School District TAN - Series 2004 (c)             06/30/05  2.00      1,000,812
    4,500,000  Salmon River, NY CSD BAN - Series 2004 (c)                      06/24/05  1.70      4,503,598
    9,000,000  Suffolk County, NY BOCES RAN (First Supervisory District)
               - 2004 (c)                                                      06/28/05  1.75      9,016,397
    9,467,700  Tully, NY CSD BAN - Series 2004 (c)                             06/30/05  1.68      9,471,062
    2,815,000  Yorktown, NY CSD BAN - Series 2004 (c)                          07/15/05  1.63      2,821,369
-------------                                                                                   ------------
   84,179,200  Total Tax Exempt General Obligation Notes & Bonds                                  84,352,019
-------------                                                                                   ------------




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


                                                                                                                       Ratings (a)
                                                                                                                      -----------
     Face                                                                      Maturity         Value                   Standard
    Amount                                                                       Date    Yield (Note 1)      Moody's    & Poor's
    ------                                                                       ----    -----  ------       -------    --------
Variable Rate Demand Instruments (d) (75.60%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Commonwealth of Puerto Rico
               Public Improvement Bonds TOCs - Series 2001
               Insured by FSA                                                  07/01/19  3.00%  $  5,000,000               A1+
    2,000,000  Dutchess County, NY IDA (Marist College) - Series A
               LOC Bank of New York                                            07/01/35  3.00      2,000,000               A1+
    1,200,000  Dutchess County, NY IDA Civic Facilities RB
               (Trinity - Pawling School Corporation)
               LOC Allied Irish Bank                                           10/01/32  3.00      1,200,000  VMIG-1
    2,300,000  Erie County, NY IDA (Hauptman - Woodard Project) - Series 2004 (c)
               LOC Key Bank, N.A.                                              03/01/24  3.07      2,300,000
    1,000,000  Islip, NY IDA RB (Brentwood Distributor Co. Facility) - Series 1984 (c)
               LOC Fleet Bank                                                  05/01/09  2.98      1,000,000
   10,000,000  Jay Street Development Corporation, NY
               (Cort Facility Lease Revenue) - Series A-3
               LOC  Depfa Bank PLC                                             05/01/22  2.92     10,000,000  VMIG-1       A1+
   24,250,000  Long Island Power Authority, NY RB (Electric System) -
               Series 7, Subseries 7-B
               Insured by MBIA Insurance Corp.                                 04/01/25  3.00     24,250,000  VMIG-1       A1+
    2,500,000  Monroe County, NY IDA - Series A
               LOC Wachovia Bank & Trust Company, N.A.                         06/01/29  2.95      2,500,000  VMIG-1
    1,125,000  New York City, NY IDA Civic Facilities (MSMC Realty Corporation Project)
               LOC  JPMorgan Chase & Co.                                       01/01/31  2.97      1,125,000  VMIG-1       A1+
    2,400,000  New York City, NY HDC (Manhattan Court Development) - Series 2004A
               LOC Citibank                                                    06/01/36  2.95      2,400,000               A1+
    3,200,000  New York City, NY - Series 2004, Subseries H-8
               LOC Westdeutsche Landesbank                                     03/01/34  2.94      3,200,000  VMIG-1       A1
    9,000,000  New York City, NY - Subseries H-6
               LOC Fleet Bank                                                  03/01/34  3.00      9,000,000  VMIG-1       A1
    2,000,000  New York City, NY (West End Towers) - Series 2004
               Guaranteed by Federal National Mortgage Association             05/15/34  3.00      2,000,000    P1         A1
    2,350,000  New York City, NY GO - Series F-3
               LOC Morgan Guaranty Trust Company                               02/15/13  3.00      2,350,000  VMIG-1       A1+
    4,500,000  New York City, NY GO - Series H-4
               Insured by AMBAC Indemnity Corp.                                08/01/15  2.98      4,500,000  VMIG-1       A1




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2005
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                      -----------
     Face                                                                      Maturity         Value                   Standard
    Amount                                                                       Date    Yield (Note 1)      Moody's    & Poor's
    ------                                                                       ----    -----  ------       -------    --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   4,000,000  New York City, NY GO - Series J, Subseries J-2
               LOC Westdeutsche Landesbank                                     02/15/16  2.99%  $  4,000,000  VMIG-1       A1+
    1,500,000  New York City, NY GO Trust Receipts SGB33 - Series 1 1996F
               Insured by FSA                                                  02/01/19  3.02      1,500,000               A1+
    1,300,000  New York City, NY HDC (Columbus Apartment Project) - Series 1995A
               Collateralized by Federal National Mortgage Association         03/15/25  3.00      1,300,000               A1+
    5,800,000  New York City, NY HDC Residential RB
               (Montefiore Medical Center) - Series 1993A
               LOC Chase Manhattan Bank, N.A.                                  05/01/30  3.00      5,800,000               A1
    1,000,000  New York City, NY Housing (West 48th Street Development) - Series A
               Guaranteed by Federal National Mortgage Association             01/15/34  3.00      1,000,000               A1+
    1,820,000  New York City, NY IDA Civic Facilities RB
               (Epiphany Community Nursery School Project) - Series 1997
               LOC Bank of New York                                            05/01/11  3.09      1,820,000  VMIG-1
    4,725,000  New York City, NY IDA Civic Facilities RB
               (American Society Technion Project)
               LOC Allied Irish Bank                                           10/01/33  2.98      4,725,000  VMIG-1
   23,900,000  New York City, NY IDA Civic Facilities RB
               (Center for Jewish History)
               LOC Bank of America                                             09/01/31  2.98     23,900,000  VMIG-1
    3,865,000  New York City, NY IDA Civic Facilities RB
               (Convent Sacred Heart School)
               LOC Allied Irish Bank                                           11/01/32  3.03      3,865,000  VMIG-1
   17,900,000  New York City, NY IDA Special Facility RB
               (Korean Airlines Company Limited Project) - Series 1997B
               LOC Rabobank Nederland                                          11/01/24  3.03     17,900,000  VMIG-1       A1+
    1,586,600  New York City, NY IDRB (Abigal Press Inc., Project) - Series 2002
               LOC JPMorgan Chase & Co.                                        12/01/18  3.04      1,586,600               A1+
    2,700,000  New York City, NY MHRB (Peter Cintron Apartments)  - Series C
               LOC Key Bank, N.A.                                              06/15/37  2.98      2,700,000               A1
    5,700,000  New York City, NY MHRB (941 Hoe Avenue Apartment)
               LOC Key Bank, N.A.                                              06/15/37  2.98      5,700,000               A1
   10,000,000  New York City, NY MTA RB -  Series G-1
               Insured by AMBAC Indemnity Corp.                                11/01/26  2.92     10,000,000  VMIG-1       A1+



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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================================================================================

                                                                                                                      Ratings (a)
                                                                                                                      -----------
     Face                                                                      Maturity         Value                   Standard
    Amount                                                                       Date    Yield (Note 1)      Moody's    & Poor's
    ------                                                                       ----    -----  ------       -------    --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  New York City, NY Municipal Water Finance Authority RB
               Municipal Securities Trust Receipts
               Insured by MBIA Insurance Corp.                                 06/15/23  3.02%  $  5,000,000               A1+
    5,000,000  New York City, NY Trust for Cultural Resources
               (The Museum of Broadcasting)
               LOC KBC Bank                                                    05/01/14  2.96      5,000,000  VMIG-1       A1+
    1,828,500  New York City, NY Trust for Cultural Resources - Series 950
               Insured by FGIC                                                 02/01/34  3.01      1,828,500  VMIG-1
    4,015,000  New York City, NY Trust for Cultural Resources
               (Carnegie Hall) - Series 1990
               LOC Depfa Bank PLC                                              12/01/15  3.00      4,015,000  VMIG-1       A1+
   12,155,000  New York State Development Corporation (Eagle)                  07/01/16  3.02     12,155,000               A1+
      990,000  New York State Dormitory Authority (Merlots) - Series A30
               Insured by AMBAC Indemnity Corp.                                02/15/18  3.06        990,000  VMIG-1
    3,000,000  New York State Dormitory Authority RB (Wagner College Project)
               LOC Morgan Guaranty Trust Company                               07/01/28  2.99      3,000,000               A1+
    2,500,000  New York State Dormitory Authority RB
               (Columbia University) - Series B                                07/01/28  2.92      2,500,000  VMIG-1       A1+
    2,000,000  New York State Dormitory Authority RB
               (Cornell University) - Series A                                 07/01/29  2.92      2,000,000               A1+
    4,580,000  New York State Dormitory Authority RB (Public Library) - Series A
               Insured by MBIA Insurance Corp.                                 07/01/28  3.00      4,580,000  VMIG-1       A1
   12,000,000  New York State HFA (Normandie Court II project) - Series A
               Guaranteed by Federal Home Loan Mortgage Corporation            11/01/29  3.00     12,000,000  VMIG-1
    1,300,000  New York State HFA RB (Saville Housing) - Series A
               LOC Fleet Bank                                                  11/01/35  3.00      1,300,000  VMIG-1
    3,000,000  New York State HFA RB (Saxony Housing) - Series 1997A
               Collateralized by Federal National Mortgage Association         05/15/30  3.00      3,000,000  VMIG-1
    4,000,000  New York State HFA RB (Union Square Housing)
               Guaranteed by Federal National Mortgage Association             05/15/24  3.03      4,000,000  VMIG-1
   11,300,000  New York State HFA RB - Series A
               Guaranteed by Federal National Mortgage Association             05/01/29  3.03     11,300,000  VMIG-1


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2005

================================================================================


                                                                                                                      Ratings (a)
                                                                                                                      -----------
     Face                                                                      Maturity         Value                   Standard
    Amount                                                                       Date    Yield (Note 1)      Moody's    & Poor's
    ------                                                                       ----    -----  ------       -------    --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   4,000,000  New York State Housing Finance Agency (Helena Housing) - Series A
               LOC Fleet Bank                                                  11/01/36  3.03%  $  4,000,000  VMIG-1
    1,750,000  New York State Housing Finance Agency RB
               (Archstone Westbury) - Series A
               LOC JPMorgan Chase & Co.                                        11/01/36  3.04      1,750,000  VMIG-1
    1,675,000  New York State, Housing Finance Agency RB
               (Avalonchrystie Place I Project) - Series 2004-A
               LOC Fleet Bank                                                  11/01/36  2.98      1,675,000  VMIG-1
   10,200,000  New York State Local Government Assistance Corporation Series 1994B
               LOC Westdeutsche Landesbank / Bayerische Landesbank             04/01/23  2.95     10,200,000  VMIG-1       A1+
    4,800,000  New York State Local Government Assistance Corporation Series 1995D
               LOC Societe Generale                                            04/01/25  2.93      4,800,000  VMIG-1       A1+
   12,700,000  New York State Local Government Assistance Corporation Series 1995F
               LOC Societe Generale                                            04/01/25  2.95     12,700,000  VMIG-1       A1+
    9,500,000  New York State Local Government Assistance Corporation Series 4V
               Insured by FSA                                                  04/01/22  2.96      9,500,000               A1+
    2,000,000  New York State Local Government Assistance Corporation Series 8V
               Insured by FSA                                                  04/01/19  2.95      2,000,000               A1+
    3,300,000  New York State Local Government Assistance Corporation Series A-7V
               Insured by FGIC                                                 04/01/20  2.95      3,300,000  VMIG-1       A1+
      900,000  New York State Local Government Assistance Corporation Series B
               LOC Bank of Nova Scotia                                         04/01/25  2.89        900,000  VMIG-1       A1+
    6,200,000  New York State Local Government Assistance Corporation Series C
               LOC Landesbank Hessen                                           04/01/25  2.89      6,200,000  VMIG-1       A1+
    3,600,000  New York State Local Government Assistance Corporation
               Series G
               LOC Bank of Nova Scotia                                         04/01/25  2.96      3,600,000  VMIG-1       A1
    4,600,000  New York State MHRB (Normandie Court I Project) - Series 1
               LOC Landesbank Hessen                                           05/15/15  2.97      4,600,000  VMIG-1       A1+
    4,550,000  New York StateThruway Authority
               (Highway & Bridge Trust Fund) ROCs RR II R4506
               Insured by AMBAC Indemnity Corp.                                04/01/19  3.02      4,550,000               A1+
    5,000,000  New York Triborough Bridge & Tunnel Authority BAN - Series C
               Insured by AMBAC Indemnity Corp.                                01/01/32  2.99      5,000,000  VMIG-1       A1+
    8,900,000  New York Triborough Bridge & Tunnel Authority - Series C
               Insured by AMBAC Indemnity Corp.                                01/01/33  3.00      8,900,000  VMIG-1       A1+




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                      -----------
     Face                                                                      Maturity         Value                   Standard
    Amount                                                                       Date    Yield (Note 1)      Moody's    & Poor's
    ------                                                                       ----    -----  ------       -------    --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,500,000  New York State Energy Research & Development Authority
               (Con Edison) - Subseries C-3
               LOC Citibank                                                    11/01/39  3.04%  $  1,500,000  VMIG-1       A1+
    4,000,000  Port Authority of New York and New Jersey ROB/INS
               Trust Receipts Class F - Series 10
               Insured by FSA                                                  01/15/17  2.99      4,000,000  VMIG-1       A1+
    2,000,000  Puerto Rico Commonwealth - PA 625
               Insured by AMBAC Indemnity Corp.                                07/01/10  2.99      2,000,000               A1+
    1,135,000  Puerto Rico HFC (Eagle) - Series 2000-C5102
               Insured by AMBAC Indemnity Corp.                                10/01/11  3.09      1,135,000               A1+
    2,000,000  Puerto Rico Infrastrucuture Financing Authority
               (Eagle Trust) - Series 2001 (c)                                 10/01/34  3.00      2,000,000
    3,400,000  Puerto Rico PFC P-Floats PA 783                                 10/01/19  2.99      3,400,000               A1+
    4,000,000  Triborough Building & Tunnel Authority General - Series F       11/01/32  3.00      4,000,000  VMIG-1       A1+
-------------                                                                                   ------------
  333,000,100  Total Variable Rate Demand Instruments                                            333,000,100
-------------                                                                                   ------------
Variable Rate Demand Instrument - Private Placement (d) (0.68%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
               LOC Union Bank of Switzerland                                   09/01/21  3.73%  $  3,000,000    P1         A1+
-------------                                                                                   ------------
    3,000,000  Total Variable Rate Demand Instrument - Private Placement                           3,000,000
-------------                                                                                   ------------
               Total Investments (99.43%) (Cost $438,002,119+)                                  $438,002,119
               Cash and other assets, net of liabilities (0.57%)                                   2,510,577
                                                                                                ------------
               Net Assets (100.00%)                                                             $440,512,696
                                                                                                ============
               Net Asset Value, offering and redemption price per share:
               Class A,               283,146,355 shares outstanding (Note 3)                   $       1.00
                                                                                                ============
               Class B,                39,832,582 shares outstanding (Note 3)                   $       1.00
                                                                                                ============
               Victory Shares,         45,987,327 shares outstanding (Note 3)                   $       1.00
                                                                                                ============
               Advantage Shares,       71,566,050 shares outstanding (Note 3)                   $       1.00
                                                                                                ============

               +  Aggregate cost for income tax purposes is identical.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2005

================================================================================



FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either aline of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
BAN      =    Bond Anticipation Note                         MHRB    =    Multi-Family Revenue Housing Bond
CSD      =    Central School District                        MTA     =    Metropolitan Transit Authority
FGIC     =    Financial Guaranty Insurance Company           PFC     =    Public Finance Corporation
FSA      =    Financial Security Assurance                   RAN     =    Revenue Anticipation Note
GO       =    General Obligation                             RB      =    Revenue Bond
HDC      =    Housing Development Corporation                ROB/INS =    Reverse Option Bond / Inverse Securities
HFA      =    Housing Finance Authority                      ROCS    =    Reset Option Certificates
HFC      =    Housing Finance Commission                     TAN     =    Tax Anticipation Note
IDA      =    Industrial Development Authority               TOCs    =    Tender Option Certificates
IDRB     =    Industrial Development Revenue Bond            TOPS    =    Tender Option Puts
LOC      =    Letter of Credit




BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE:

--------------------------------------------------------------------------------
    State                             Value                    % of Portfolio
--------------------------------------------------------------------------------
  New York                            $424,467,119              96.91%
  Puerto Rico                           13,535,000               3.09
--------------------------------------------------------------------------------
  Total                               $438,002,119             100.00%
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2005
================================================================================


INVESTMENT INCOME

Income:

 Interest..................................................................  $        7,399,001
                                                                             ------------------

Expenses: (Note 2)

 Investment management fee.................................................           1,429,148

 Administration fee........................................................           1,000,404

 Distribution fee (Advantage Shares).......................................             323,243

 Shareholder servicing fee (Class A).......................................             608,083

 Shareholder servicing fee (Victory Shares)................................             102,273

 Shareholder servicing fee (Advantage Shares)..............................             179,580

 Custodian expenses........................................................              23,456

 Shareholder servicing and related shareholder expenses+...................             248,853

 Legal, compliance and filing fees.........................................             199,038

 Audit and accounting......................................................             143,367

 Directors' fees and expenses..............................................              21,311

 Other expenses............................................................              25,388
                                                                             ------------------

    Total expenses.........................................................           4,304,144

    Less:  Expenses paid indirectly (Note 2)...............................                (683)

           Fees Waived (Note 2)............................................            (257,124)
                                                                             ------------------

 Net expenses .............................................................           4,046,337
                                                                             ------------------

Net investment income......................................................           3,352,664


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized (loss) on investments.........................................             (17,929)
                                                                             ------------------

Increase in net assets from operations.....................................  $        3,334,735
                                                                             ==================


+ Includes class specific transfer agency expenses of $152,021, $24,686 and $25,568 for Class A, Class B and Victory Shares, respectively.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED APRIL 30, 2005 AND 2004

================================================================================


                                                                           2005                   2004
                                                                     ----------------       ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................   $      3,352,664       $      1,053,212
    Net realized gain (loss) on investments.......................            (17,929)              -0-
                                                                     ----------------       ----------------
    Increase in net assets from operations........................          3,334,735              1,053,212
Dividends to shareholders from net investment income *:
    Class A.......................................................         (2,114,974)              (624,714)
    Class B.......................................................           (430,993)              (193,709)
    Victory Shares................................................           (355,460)              (153,411)
    Advantage Shares..............................................           (451,237)               (81,378)
Capital share transactions (Note 3):
    Class A.......................................................        (13,725,723)           (27,214,765)
    Class B.......................................................        (11,578,460)             4,445,274
    Victory Shares................................................         (7,628,452)           (26,167,129)
    Advantage Shares..............................................         34,880,420            (20,564,068)
                                                                     ----------------       ----------------
        Total increase (decrease).................................          1,929,856            (69,500,688)
Net assets:
    Beginning of year.............................................        438,582,840            508,083,528
                                                                     ----------------       ----------------
    End of year...................................................   $    440,512,696       $    438,582,840
                                                                     ================       ================

    Undistributed net investment income...........................   $       -0-            $       -0-
                                                                     ================       ================

*  Designated  as  exempt-interest  dividends  for  regular  federal  income tax purposes.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Victory and Advantage New York Tax Exempt Liquidity Fund Shares ("Advantage Shares"). The Class A, Victory and Advantage Shares are subject to a service fee pursuant to the Distribution and Service Plan. The Advantage Shares are also subject to an additional distribution fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund are limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Advantage Shares commenced on November 22, 2002.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager"), equal to .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Fund's Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Victory and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to the Class A and Victory Shares and a service fee of .25% with respect to the Advantage Shares. In addition for its services under the Distribution Agreement, the Distributor receives .45% per annum in distribution fees of the Advantage Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended April 30, 2005, the Distributor voluntarily waived the following fees:

Distribution fees - Advantage Shares             $   77,544
Shareholder servicing fees - Advantage Shares       179,580
                                                 ----------
Total fees waived                                $  257,124
                                                 ==========

The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $4,000 per annum plus $750 per meeting attended. Effective January 1, 2005, Directors who are unaffiliated with the Manager will receive fees from the fund of $7,000 per annum, plus a fee of $1,375 for each Board of Directors meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $202,298 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund.

For the year ended April 30, 2005, the Fund had expense offsets of $683 from shareholder servicing and related shareholder expenses.

3.  Capital  Stock

At April 30, 2005, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                       Year                                Year
                                                       Ended                               Ended
                                                 April 30, 2005                      April 30, 2004
                                                 ---------------                     --------------
Class A
-------
Sold......................................         1,180,832,049                      1,016,942,018
Issued on reinvestment of dividends.......             1,148,123                            414,212
Redeemed..................................        (1,195,705,895)                    (1,044,570,995)
                                                 ---------------                     --------------
Net increase (decrease)...................           (13,725,723)                       (27,214,765)
                                                 ===============                     ==============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock (Continued)


                                                      Year                                Year
                                                      Ended                               Ended
                                                 April 30, 2005                      April 30, 2004
                                                 ---------------                     --------------
Class B
-------
Sold......................................           188,232,629                        209,343,267
Issued on reinvestment of dividends.......               411,002                            199,092
Redeemed..................................         ( 200,222,091)                     ( 205,097,085)
                                                 ---------------                     --------------
Net increase (decrease)...................           (11,578,460)                         4,445,274
                                                 ===============                     ==============

Victory Shares
--------------
Sold......................................            88,893,111                        144,236,690
Issued on reinvestment of dividends.......               357,160                            152,982
Redeemed..................................           (96,878,723)                     ( 170,556,801)
                                                 ---------------                     --------------
Net increase (decrease)...................            (7,628,452)                       (26,167,129)
                                                 ===============                     ==============

Advantage Shares
----------------
Sold......................................           166,028,545                        175,147,776
Issued on reinvestment of dividends.......               422,774                             87,245
Redeemed..................................          (131,570,899)                      (195,799,089)
                                                 ---------------                     --------------
Net increase (decrease)...................            34,880,420                        (20,564,068)
                                                 ===============                     ==============

As of April 30, 2005, the breakdown of net assets
by share class were as follows:
Class A shares............................       $   283,133,746
Class B shares............................            39,830,808
Victory shares............................            45,985,279
Advantage shares..........................            71,562,863
                                                 ---------------
   Total..................................       $   440,512,696
                                                 ===============

4. Liabilities

At April 30, 2005, the Fund had the following
liabilities:
Fees payable to Affiliates*...............       $       229,660
Dividends payable.........................               225,494
Accrued other payables....................                40,031
                                                 ---------------
   Total liabilities......................       $       495,185
                                                 ===============

* Includes  fees  payable to Reich & Tang Asset  Management,  LLC,  Reich & Tang
Distributors, Inc. and Reich & Tang Services, Inc.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Tax Information

The tax character of all distributions paid during the years ended April 30, 2005 and 2004 were tax-exempt.

During the year ended April 30, 2005, as permitted under Federal income tax regulation, the Fund elected to defer $25,523 of post-October net capital losses to the next taxable year.

At April 30, 2005, the Fund had $7,595 of long-term distributable earnings.


6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 75% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as, that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


7. Financial Highlights

                                                                      Year Ended April 30,
                                                  --------------------------------------------------------------
Class A                                              2005         2004          2003          2002         2001
-------                                             ------       ------       -------       -------       ------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............   $  1.00      $  1.00      $   1.00      $   1.00      $  1.00
                                                  ----------   ----------   -----------   -----------   ----------
Income from investment operations:
   Net investment income.......................      0.007        0.002         0.006         0.012        0.031
   Net realized and unrealized gain(loss)
   on investment                                    (0.000)        --           0.000          --           --
                                                  ----------   ----------   -----------   -----------   ----------
   Total from investment operations............      0.007        0.002         0.006         0.012        0.031
Less distributions:
   Dividends from net investment income........     (0.007)      (0.002)       (0.006)       (0.012)      (0.031)
   Net realized gain on investment.............       --           --          (0.000)         --           --
                                                  ----------   ----------   -----------   -----------   ----------
   Total distributions.........................     (0.007)      (0.002)       (0.006)       (0.012)      (0.031)
                                                  ----------   ----------   -----------   -----------   ----------
Net asset value, end of year...................   $  1.00      $  1.00      $   1.00      $   1.00      $  1.00
                                                  ==========   ==========   ===========   ===========   ==========
Total Return...................................      0.70%        0.21%         0.59%         1.23%        3.11%
Ratios/Supplemental Data
Net assets, end of year (000)..................   $  283,134   $  296,871   $   324,086   $   343,895   $  406,791
Ratios to average net assets:
   Expenses (a)................................      0.86%        0.83%         0.82%         0.85%        0.87%
   Net investment income.......................      0.70%        0.21%         0.59%         1.27%        3.03%
   Expenses paid indirectly....................      0.00%        0.00%         0.00%         0.00%        0.00%

 (a) Includes expenses paid indirectly



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
7. Financial Highlights (Continued)


                                                                      Year Ended April 30,
                                                  --------------------------------------------------------------
Class B                                              2005         2004          2003          2002         2001
-------                                             ------       ------       -------       -------       ------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............   $  1.00      $  1.00      $   1.00      $   1.00      $  1.00
                                                  ----------   ----------   -----------   -----------   ----------
Income from investment operations:
   Net investment income.......................      0.009        0.004         0.008         0.015        0.033
   Net realized and unrealized gain(loss)
   on investment                                    (0.000)        --           0.000          --           --
                                                  ----------   ----------   -----------   -----------   ----------
   Total from investment operations............      0.009        0.004         0.008         0.015        0.033
Less distributions:
   Dividends from net investment income........     (0.009)      (0.004)       (0.008)       (0.015)      (0.033)
   Net realized gain on investment.............       --           --          (0.000)         --           --
                                                  ----------   ----------   -----------   -----------   ----------
   Total distributions.........................     (0.009)      (0.004)       (0.008)       (0.015)      (0.033)
                                                  ----------   ----------   -----------   -----------   ----------
Net asset value, end of year...................   $  1.00      $  1.00      $   1.00      $   1.00      $   1.00
                                                  ==========   ==========   ===========   ===========   ==========
Total Return...................................      0.90%        0.41%         0.79%         1.46%        3.37%
Ratios/Supplemental Data
Net assets, end of year (000)..................   $ 39,831     $ 51,411     $  46,966     $  50,441     $ 45,149
Ratios to average net assets:
   Expenses (a)................................      0.66%        0.63%         0.61%         0.62%        0.62%
   Net investment income.......................      0.88%        0.40%         0.77%         1.44%        3.31%
   Expenses paid indirectly....................      0.00%        0.00%         0.00%         0.00%        0.00%

                                                                    Year Ended April 30,
                                                  -------------------------------------------------------------
Victory Shares                                       2005         2004         2003          2002         2001
--------------                                      ------       ------       ------       -------      -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............   $  1.00      $  1.00      $   1.00         $1.00      $  1.00
                                                  ----------   ----------   -----------   ----------    ----------
Income from investment operations:
   Net investment income.......................      0.007        0.002         0.006         0.012        0.031
   Net realized and unrealized gain(loss)
   on investment                                    (0.000)        --           0.000          --           --
                                                  ----------   ----------   -----------   -----------   ----------
   Total from investment operations............      0.007        0.002         0.006         0.012        0.031
Less distributions:
   Dividends from net investment income........     (0.007)      (0.002)       (0.006)       (0.012)      (0.031)
   Net realized gain on investment.............       --           --          (0.000)         --           --
                                                  ----------   ----------   -----------   -----------   ----------
   Total distributions.........................     (0.007)      (0.002)       (0.006)       (0.012)      (0.031)
                                                  ----------   ----------   -----------   -----------   ----------
Net asset value, end of year...................   $  1.00      $  1.00      $   1.00      $   1.00      $  1.00
                                                  ==========   ==========   ===========   ===========   ==========
Total Return...................................      0.70%        0.21%         0.59%         1.23%        3.11%
Ratios/Supplemental Data
Net assets, end of year (000)..................   $ 45,985     $ 53,616     $  79,783     $  89,963     $ 78,428
Ratios to average net assets:
   Expenses (a)................................      0.86%        0.83%         0.82%         0.85%        0.87%
   Net investment income.......................      0.70%        0.21%         0.59%         1.27%        3.03%
   Expenses paid indirectly....................      0.00%        0.00%         0.00%         0.00%        0.00%

 (a) Includes expenses paid indirectly



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
7. Financial Highlights (Continued)


                                                              Year Ended April 30,            November 22, 2002
                                                          ----------------------------    (Commencement of Offering) to
   Advantage Shares                                          2005             2004              April 30, 2003
   ----------------                                         ------           -------            --------------
   Per Share Operating Performance:
   (for a share outstanding throughout the period)
   Net asset value, beginning of period...........        $  1.00          $  1.00                  $1.00
                                                          ----------       -----------          --------------
Income from investment operations:
   Net investment income..........................           0.006            0.001                  0.001
   Net realized and unrealized gain(loss)
   on investments                                           (0.000)            --                    0.000
                                                          ----------       -----------          --------------
Total from investment operations                             0.006            0.001                  0.001
Less distributions from:
   Dividends from net investment income...........          (0.006)          (0.001)                (0.001)
   Net realized gains on investments..............            --               --                   (0.000)
                                                          ----------       -----------          --------------
   Total distributions............................          (0.006)          (0.001)                (0.001)
                                                          ----------       -----------          --------------
   Net asset value, end of period.................        $  1.00          $  1.00              $    1.00
                                                          ==========       ===========          ==============
   Total Return...................................           0.61%            0.15%                  0.15%(a)
   Ratios/Supplemental Data
   Net assets, end of period (000)................        $ 71,563         $ 36,685             $   57,249
   Ratios to average net assets:
    Expenses (b) (net of fees waived).............           0.95%            0.89%                  0.90%(c)
    Net investment income.........................           0.63%            0.14%                  0.33%(c)
    Expenses paid indirectly......................           0.00%            0.00%                  0.00%(c)
    Distribution and shareholder servicing fees waived       0.36%            0.39%                  0.37%(c)


(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================


To the Board of Directors and Shareholders of New York Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. (the "Fund") at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
June 13, 2005





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On March 8, 2005, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1)   The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)


     2)   The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various peer group categories for the month ended, and the year ended, January 31, 2005. The peer group categories included:
(i) an asset-based peer group of New York tax free money market funds (i.e., other New York tax free funds that are similar in asset size to the Fund); and
(ii) a competitors class peer group for certain classes of the Fund, representing other New York tax free funds that are considered to be competitors of the Fund with similar distribution channels (the "competitors peer group"). These peer groups are collectively referred to as the "Peer Groups." The Manager advised the Board that it does not advise or sub-advise: (i) other funds with a similar investment policy to the Fund's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Directors used the Fund's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Fund against all the Peer Groups was satisfactory.

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged by funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged by the funds in the Peer Groups. The Directors also considered comparative total fund expenses of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's combined fees (management and administrative) of the Fund were reasonable when compared to the combined fees of the asset-based and competitors' peer groups. The Board further observed that the total expense ratio of each class of the Fund was satisfactory when compared to the expense ratio of the funds in the competitors' peer groups. The Directors also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with a similar investment policies to the Fund. The Directors concluded that the level of the management fee was reasonable in light of these factors.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================
INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund. (continued)

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2004. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)   Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                  Directors and Officers Information
                                                           April 30, 2005 1
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
                      Position(s)     Term of Office     Principal Occupation(s)    Number of Portfolios        Other
  Name, Address 2,     Held with      and Length of            During Past              in Fund Complex      Directorships
       and Age            Fund        Time Served 3               5 Years           Overseen by Director       held by
                                                                                                               Director
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Disinterested Directors:
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Edward A. Kuczmarksi, Director       1984             Certified Public Accountant   Director of one        Trustee of the
Age 55                                                and Partner of Hays & Company   portfolio            Empire Builder
                                                      LLP since 1980.                                      Tax Free Bond
                                                                                                           Fund
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Caroline E. Newell,   Director       1984             Director of the Park Avenue   Director of one        Trustee of the
Age 64                                                Church Day School since         portfolio            Empire Builder
                                                      2001.  Director of Le Chateau                        Tax Free Bond
                                                      des Enfants and the American                         Fund
                                                      School in Switzerland, both
                                                      since 1990.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
John P. Steines,      Director       1984             Professor of Law, New York    Director of one        Trustee of the
Age 56                                                University School of Law      portfolio              Empire Builder
                                                      since 1980.                                          Tax Free Bond
                                                                                                           Fund
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                                  Directors and Officers Information
                                                           April 30, 2005 1
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
                       Position(s)     Term of Office     Principal Occupation(s)    Number of Portfolios        Other
  Name, Address 2,     Held with      and Length of            During Past              in Fund Complex      Directorships
       and Age            Fund        Time Served 3               5 Years           Overseen by Director       held by
                                                                                                               Director
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Interested Directors/Officers:
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Steven W. Duff,       President         Since 1994    Manager and President of      Director/Trustee            None
Age 51                and                             Reich & Tang Asset            and/or Officer of
                      Director 4                      Management, LLC               Sixteen portfolios.
                                                      ("RTAM,LLC"), a registered
                                                      Investment Advisor and
                                                      President of the Mutual
                                                      Funds Division of RTAM
                                                      LLC. Associated with RTAM,
                                                      LLC since 1994. Mr. Duff
                                                      is also President and
                                                      Director/Trustee of eight
                                                      other funds in the Reich &
                                                      Tang Fund Complex,
                                                      Director of Pax World
                                                      Money Market Fund, Inc.,
                                                      Principal Executive
                                                      Officer of Delafield Fund,
                                                      Inc. and President and
                                                      Chief Executive Officer of
                                                      Tax Exempt Proceeds Fund,
                                                      Inc. Mr. Duff also serves
                                                      as a Director of Reich &
                                                      Tang Services, Inc. and
                                                      Reich & Tang Distributors,
                                                      Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Richard De Sanctis,   Vice              Since 2005    Executive Vice President              N/A                  N/A
Age 48                President                       and CFO of RTAM LLC.
                                                      Associated with RTAM, LLC
                      Treasurer                       since 1990. Mr. De Sanctis
                      and                             is Vice President of ten
                      Assistant                       other funds in the Reich &
                      Secretary        1992 to 2005   Tang Fund Complex, Vice
                                                      President and Assistant
                                                      Secretary of Cortland
                                                      Trust, Inc. and serves as
                                                      Executive Vice President
                                                      and Chief Financial
                                                      Officer of Reich & Tang
                                                      Services, Inc. and Reich &
                                                      Tang Distributors, Inc.
                                                      Prior to December 2004,
                                                      Mr. DeSanctis was Treasurer
                                                      and Assistant Secretery of
                                                      eleven funds in the Reich
                                                      & Tang Fund Complex and
                                                      Vice President, Treasurer
                                                      and Assistant Secretary of
                                                      Cortland Trust, Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Molly Flewharty,      Vice           Since 1986       Senior Vice President of              N/A                 N/A
Age 54                President                       RTAM, LLC. Associated with
                                                      RTAM, LLC since 1977.  Ms.
                                                      Flewharty is also Vice
                                                      President of eleven other
                                                      funds in the Reich & Tang
                                                      Fund Complex. Ms. Flewharty
                                                      also serves as Senior Vice
                                                      President of Reich & Tang
                                                      Distributors, Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                  Directors and Officers Information
                                                           April 30, 2005 1
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
                       Position(s)     Term of Office     Principal Occupation(s)    Number of Portfolios        Other
  Name, Address 2,     Held with      and Length of            During Past              in Fund Complex      Directorships
       and Age            Fund        Time Served 3               5 Years           Overseen by Director       held by
                                                                                                               Director
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Interested Directors/Officers:
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Rosanne Holtzer,         Chief         Since 2004     Senior Vice President,                N/A                 N/A
Age 40                 Compliance                     Compliance Officer and
                        Officer,                      Assistant Secretary of
                                                      RTAM, LLC.  Associated
                       Secretary,      Since 2001     with RTAM,LLC since 1986.
                                                      Ms. Holtzer is also Chief
                       Assistant                      Compliance Officer,
                       Treasurer       Since 1998     Secretary and Assistant
                                                      Treasurer of eleven other
                                                      funds in the Reich & Tang
                                                      Fund Complex.  Ms. Holtzer
                                                      also serves as Senior Vice
                                                      President, Assistant
                                                      Secretary & Compliance
                                                      Officer of Reich & Tang
                                                      Distributors, Inc. and
                                                      Senior Vice President,
                                                      Assistant Secretary &
                                                      Chief Compliance Officer
                                                      of Reich & Tang Services,
                                                      Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Michael Lydon,       Vice President    Since 2005     Executive Vice President              N/A                 N/A
Age 41                                                and Chief Operations
                                                      Officer of RTAM, LLC.
                                                      Associated with RTAM, LLC
                                                      since January 2005. Mr.
                                                      Lydon was Vice President
                                                      at Automatic Data
                                                      Processing from July 2000
                                                      to December 2004.  Prior
                                                      to July 2000, Mr. Lydon
                                                      was Executive Vice
                                                      President and Chief
                                                      Information Officer of
                                                      RTAM, LLC. Mr. Lydon is
                                                      also Vice President of
                                                      eleven other funds in the
                                                      Reich & Tang Fund Complex.
                                                      Mr. Lydon also serves as
                                                      Executive Vice President
                                                      and Chief Operations
                                                      Officer for Reich & Tang
                                                      Distributors, Inc. and
                                                      Reich & Tang Services,
                                                      Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Dana E. Messina,     Vice President    Since 1986     Executive Vice President              N/A                 N/A
Age 48                                                of RTAM, LLC. Associated
                                                      with RTAM, LLC since 1980.
                                                      Ms. Messina is also Vice
                                                      President of eight other
                                                      funds in the Reich & Tang
                                                      Fund Complex. Ms. Messina
                                                      also serves as Executive
                                                      Vice President of Reich &
                                                      Tang Distributors, Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                           April 30, 2005 1 (continued)
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
                        Position(s)     Term of Office     Principal Occupation(s)    Number of Portfolios        Other
  Name, Address 2,     Held with      and Length of            During Past              in Fund Complex      Directorships
       and Age            Fund        Time Served 3               5 Years           Overseen by Director       held by
                                                                                                               Director
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Interested Directors/Officers:
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Anthony Pace,        Treasurer and     Since 2004     Vice President of RTAM,               N/A                 N/A
Age 39               Assistant                        LLC since September 2004.
                     Secretary                        Mr. Pace was a Director of
                                                      a Client Service Group at
                                                      GlobeOp Financial
                                                      Services, Inc. from May
                                                      2002 to August 2004 and
                                                      Controller/Director of
                                                      Mutual Fund Administration
                                                      for Smith Barney Funds
                                                      Management LLC and
                                                      Salomon Brothers Asset
                                                      Management, Inc. from 1998
                                                      to May 2002.  Mr. Pace is
                                                      also Treasurer and
                                                      Assistant Secretary of
                                                      eleven other funds in the
                                                      Reich & Tang Fund Complex.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------


1    The Statement of Additional  Information  includes  additional  information
     about  New  York  Daily  Tax  Free   Income   Fund,   Inc.   (the   "Fund")
     directors/officers  and is  available,  without  charge,  upon  request  by calling the Fund's transfer agent at (800) 433-1918.

2    The address for each of the above directors/officers of the Fund is Reich &
     Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated
     By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                     NEW YORK
                                     DAILY
                                     TAX FREE
                                     INCOME
                                     FUND, INC.










                                      Annual Report
                                     April 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
------------------------------------------------------





New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     101 Barclay Street - 13th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

NY04/04A

--------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES


                               FYE 04/30/2005                     FYE 04/30/2004
                               --------------                     --------------

4(a)     Audit Fees            $24,800                            $23,000
                               --------------                     --------------
4(b)     Audit Related Fees    $     0                            $     0
                               --------------                     --------------
4(c)     Tax Fees              $ 3,410                            $ 3,000
                               --------------                     --------------
4(d)     All Other Fees        $     0                            $     0
                               --------------                     --------------

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None.

4(f) Not applicable.

4(g) $3,410 and $22,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2005. $3,000 and $20,000 , respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2004.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Code of Ethics.
(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.
(a)(3)   Not applicable.
(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                    SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/ Rosanne Holtzer
                          -------------------
                          Rosanne Holtzer, Secretary

Date:  July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                          ------------------
                          Steven W. Duff, President

Date                         , 2005

By (Signature and Title)* /s/ Anthony Pace
                          ----------------
                          Anthony Pace, Treasurer

Date  July 7, 2005

* Print the name and title of each signing officer under his or her signature.